Investments In Affiliated Companies, Partnership And Other Companies (Investments In Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Companies accounted for under the equity method	$ 126,059	$ 119,890
Companies accounted for on a cost basis	6,659	5,543
Investments in affiliated companies	$ 132,718	$ 125,433